STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 22. STOCK-BASED COMPENSATION

Stock-Based Awards Plan

The following is a summary of the stock options activity:

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2018	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	53,600	25.75
Outstanding as of June 30, 2020	109,520	$10.02

The following is a summary of the status of options outstanding and exercisable at June 30, 2020:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	1.74	$14.80	29,520	1.74
$8.25	80,000	4.59	$8.25	80,000	4.59
109,520

The Share-based compensation expense recorded for stock options granted was ¥840,286, ¥Nil and ¥Nil for the years ended June 30, 2018, 2019 and 2020, respectively. No unrecognized share-based compensation for stock options as of June 30, 2020.

Restricted Shares to Senior Management

As of June 30, 2020, the Company has granted restricted shares of common stock to senior management and employees as follows:

On October 18, 2015, the Company granted 160,000 restricted shares to its employees and non-employee director as compensation cost for awards. The fair value of the restricted shares was $704,000 based on the closing stock price $4.40 at October 18, 2015. These restricted shares were vested over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2017, 3,800 shares were forfeited and went back to the incentive pool due to some staffs’ resignation. All granted shares under this plan are fully vested on October 18, 2018.

On July 27, 2016, the Company granted 175,200 restricted shares to its employees and non-employee director as compensation cost for awards. The fair value of the restricted shares was $963,600 based on the closing stock price $5.50 at July 27, 2016. The Company also re-granted the previously forfeited 3,800 to its employees. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on July 27, 2019.

On December 9, 2016, the Company approved management’s new plan based on future performance for the three fiscal years from 2017 to 2019. The Company also agreed on front-issuing of shares based on the optimism situation, thus non-vested 602,000 shares were issued to management on January 23 2017. The fair value of the restricted shares was $4,063,500 based on the closing stock price $6.75 at December 9, 2016. 160,000 shares were vested during the year ended June 30, 2018 based on the financial results for the year ended June 30, 2017. 192,000 shares were vested during the year ended June 30, 2019 based on the financial results for the year ended June 30, 2018. 250,000 shares were vested during the year ended June 30, 2019 based on the financial results for the year ended June 30, 2019.

On October 13, 2017, the Company granted 180,000 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $919,800 based on the closing stock price $5.11 at October 13, 2017. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2020, 120,000 shares were vest and 60,000 will not be vested until October 13, 2020.

On August 21, 2018, the Company granted 391,200 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing stock price $6.45 at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. The first 130,400 shares were vested on August 21, 2019. The remaining 260,800 will not be vested until August 21, 2020 and 2021, respectively.

1,563,667,  858,667 and 250,086 restricted shares were issued and outstanding for the years ended June 30, 2018, 2019 and 2020, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥14,621,838,  ¥21,288,204 and ¥7,944,835  ($1,123,782) for the years ended June 30, 2018, 2019 and 2020, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of June 30, 2020 was approximately ¥7.40 million ($1.05 million), which is expected to be recognized over a weighted average period of approximately 1.07 years.

Restricted Shares for service

As of June 30, 2020, the Company has granted restricted ordinary shares to consultants as follows:

On March 31, 2017, the Company approved the grant of 40,000 restricted shares with a value of $256,020 based on the closing stock price of $6.4005 on March 31, 2017 to designees of an independent consulting firm as payment for accounting management and consulting service. The vesting period of these shares was two-year from the date of contract. The 40,000 restricted shares were issued on November 17, 2017 and September 13, 2018, respectively.

On April 5, 2017, the Company approved the grant of 60,000 restricted shares with a value of $390,000 based on the closing stock price of $6.50 on April 5, 2017 to a company as payment for promotion PR/IR service. The vesting period of these shares was one year from the date of contract. 60,000 restricted shares were vested and no shares were issued as of date of this report.

On April 24, 2017, the Company approved the grant of 100,000 restricted shares with a value of $555,050 to a company to prepare research report for online gas selling platform. The fair value of those restricted shares was based on the closing stock price of $5.505 on June 15, 2017 when the service was fully rendered to the Company. All granted shares under this plan are fully vested by June 15, 2017 and issued on November 17, 2017.

On August 27, 2018, the Company approved the grant of 5,000 restricted shares with a value of $32,000 based on the closing stock price of $6.40 on August 27, 2018 to a company as payment for promotion PR/IR service. The vesting period of these shares was one year from the date of contract. 5,000 restricted shares were issued under this plan on August 27, 2018 and all granted shares under this plan are fully vested by August 27, 2019.

The Share-based compensation expense recorded for restricted shares issued for service was ¥3,050,896,  ¥845,781 and ¥33,927  ($4,799) for the years ended June 30, 2018, 2019 and 2020, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of June 30, 2020 was approximately ¥Nil.

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2018	808,400
Granted	396,200
Vested	(382,956)
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of June 30, 2020	320,800

The following is a summary of the status of restricted stock at June 30, 2020:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$5.11	60,000	0.29
$6.45	260,800	1.14
	320,800